Goodwill, Intangible and Long-Lived Assets - Narrative (Details) - USD ($)				12 Months Ended
	Oct. 01, 2016	Oct. 01, 2015	Oct. 01, 2014	Dec. 31, 2016
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill impairment				$ 10,455,000
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets for the year 2017				18,958,000
Amortization of finite-lived Intangible assets for the year 2018				18,390,000
Amortization of finite-lived Intangible assets for the year 2019				16,209,000
Amortization of finite-lived Intangible assets for the year 2020				14,985,000
Amortization of finite-lived Intangible assets for the year 2021				13,177,000
Latin America Coating Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill impairment	$ 10,455,000	$ 0	$ 0	$ 10,455,000
Latin America Coating Group [Member] | Trademarks [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Impairment of intangible assets	$ 233,000	$ 0	$ 0